Earnings / Loss per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings / Loss per Share [Abstract]
Schedule of Earnings / (Loss) per share
	Year ended December 31,
	2015	2016	2017
Income / (Loss) :
Net income / (loss)	$(458,177)	$(154,228)	$(9,771)

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	39,124,673	47,574,454	63,034,394
Basic earnings / (loss) per share	$(11.71)	$(3.24)	$(0.16)

Effect of dilutive securities:
Dillutive effect of non vested shares	-	-	-
Weighted average common shares outstanding, diluted	39,124,673	47,574,454	63,034,394

Diluted earnings / (loss) per share	$(11.71)	$(3.24)	$(0.16)